Franchise and Income Tax Withdrawal (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		28 Months Ended
	Sep. 30, 2023	Nov. 02, 2023	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Mar. 21, 2024	Aug. 07, 2023	Jul. 20, 2023
Subsequent Event [Line Items]
Franchisor costs			$ 20,500	$ 50,000		$ 76,700	$ 150,000	$ 143,200	$ 205,992	$ 2,703,102
Income Taxes Paid						236,505	1,447,889	1,653,743
Withdrawn from trust account and tax accured								1,049,359
Operating expenses					$ 4,448		1,411,063	1,415,512
Transfer from operating account to sponsor												$ 411,000	$ 480,000
Sponsor transferred to the company		$ 891,000
Over withdrawn amount								$ 628,758		$ 628,758
Withdrawal amount	$ 1,049,359
Due from sponsor	$ 994,950			$ 994,950			$ 994,950
Subsequent Event [Member]
Subsequent Event [Line Items]
Sponsor deposit											$ 1,049,359